LAND USE RIGHT, NET - Schedule of Land Use Right, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Land Use Right [Abstract]
Cost	$ 178,258	$ 177,290
Less: accumulated amortization	(59,370)	(55,746)
Land use right, net	$ 118,888	$ 121,544